Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	$ 5,115	$ 12,477	$ 18,369	$ (7,954)
Replacement Cost Profit (Loss) Before Interest And Taxation	5,085	12,456	18,317	(7,941)
Profit (loss) from operating activities	4,353	14,602	16,985	(2,294)
Finance costs	920	556	1,763	1,220
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(61)	(17)	(119)	(37)
Profit (loss) before tax	3,494	14,063	15,341	(3,477)
UNITED STATES
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	2,244	3,322	5,319	5,599
Non-US
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	2,841	9,134	12,998	(13,540)
gas & low carbon energy
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	0	(9)	1	16
oil production & operations
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	0	(7)	1	(6)
customers & products
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	(732)	2,162	(1,334)	5,637
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	2,289	2,737	9,636	1,213
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	2,568	7,237	5,885	11,068
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	555	3,531	3,235	5,512
Other Business And Corporate, Non-Segment | Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	(297)	(1,028)	(387)	(25,747)
Consolidation adjustments and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment - UPII	$ (30)	$ (21)	$ (52)	$ 13